Note 5 - Intangible Assets	12 Months Ended
Sep. 30, 2016
Notes to Financial Statements
Intangible Assets Disclosure [Text Block]
NOTE
5.
INTANGIBLES

Intangibles consisted of the following at
September
30,
2016
and
2015:

	September 30, 2016
Intangible asset	Cost	Accumulated Amortization	Carrying Value	Estimated Useful Life (years)
Customer relationships	$6,969,000	$2,025,000	$4,944,000	7-10
Non-compete	296,000	296,000	-	2
Gilman brand name	760,000	-	760,000	Indefinite
	$8,025,000	$2,321,000	$5,704,000

	September 30, 2015
Intangible asset	Cost	Accumulated Amortization	Carrying Value	Estimated Useful Life (years)
Customer relationships	$6,969,000	$1,292,000	$5,677,000	7-10
Non-compete	296,000	296,000	-	2
Gilman brand name	1,654,000	-	1,654,000	Indefinite
	$8,919,000	$1,588,000	$7,331,000

Amortization expense for the years ended
September
30,
2016
and
2015
was
$733,000
and
$833,000,
respectively.

Further, based on the impairment test performed at
September
30,
2016,
the Company recorded an impairment charge of
$894,000
in
2016,
which is included in other administrative expenses, principally due to a reduction in anticipated brand name revenue. The Company utilized the relief - from - royalty method in determining the fair value of the brand name.

The estimated future amortization expense of the finite lived intangible assets for the next five
fiscal years and thereafter is as follows:

Year ended September 30,
2017	$721,000
2018	721,000
2019	721,000
2020	721,000
2021	721,000
Thereafter	1,339,000
Total	$4,944,000